As filed with the Securities and Exchange Commission on December 14, 2005

Registration Nos. 333-89875

and 811-09657

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 7	☒

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South,

Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:
John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland, Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered: Flexible Premium Variable Life Insurance Policies

This filing is made solely to add new funding options to this Registration Statement. Parts A and B of Post-Effective Amendment 9 to this Form N-6 Registration Statement No. 333-89875, filed on May 2, 2005, are incorporated herein by reference.

UNITED INVESTORS LIFE INSURANCE COMPANY

Supplement dated December 15, 2005 to Prospectus and

Statement of Additional Information dated May 1, 2005

Titanium Investor Variable Universal Life Policy

The cover page of the above Prospectus is amended to add the following portfolios as funding choices:

AIM V.I. Capital Development Fund—Series I Shares

MFS® Value Series

Scudder High Income Portfolio—Class A

Scudder Large Cap Value Portfolio—Class A

Scudder Mid Cap Growth Portfolio—Class A

SVS Dreman High Return Equity Portfolio—Class A

SVS Dreman Small Cap Value Portfolio—Class A

Franklin Large Cap Value Securities Fund—Class 2

Wells Fargo Advantage Asset Allocation Fund (Variable Trust)

Wells Fargo Advantage Total Return Bond Fund (Variable Trust)

The section of the above Prospectus entitled “Fee Tables” on page 11 is amended to revise the following lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2004:

Total Annual Portfolio Operating Expenses	Lowest		Highest
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolios)	0.29%	–	1.28%

The section of the above Prospectus entitled “Fee Tables” on page 11 is amended to add the following fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2004:

Annual Portfolio Operating Expenses1

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses[2]
AIM Variable Insurance Funds AIM V.I. Capital Development Fund—Series I Shares[3,4]	0.75%	None	0.35%	1.10%
MFS® Variable Insurance Trust[5] MFS® Value Series[6]	0.75%	None	0.18%	0.93%
Scudder Variable Series II Scudder High Income Portfolio —Class A	0.60%	None	0.06%	0.66%
Scudder Variable Series II Scudder Large Cap Value Portfolio—Class A7	0.75%	None	0.05%	0.80%
Scudder Variable Series II Scudder Mid Cap Growth Portfolio—Class A8	0.75%	None	0.27%	1.02%

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses[2]
Scudder Variable Series II SVS Dreman High Return Equity Portfolio—Class A9	0.73%	None	0.05%	0.78%
Scudder Variable Series II SVS Dreman Small Cap Value Portfolio—Class A10	0.75%	None	0.04%	0.79%
Franklin Templeton Variable Insurance Products Trust Franklin Large Cap Value Securities Fund—Class 2[11]	0.75%	0.25%[12]	0.28%	1.28%
Wells Fargo Variable Trust Wells Fargo Advantage Asset Allocation Fund (Variable Trust) [13]	0.55%[14]	0.25%	0.22%[15]	1.02%
Wells Fargo Variable Trust Wells Fargo Advantage Total Return Bond Fund (Variable Trust) [13]	0.45%[16]	0.25%	0.26%[15]	0.96%

(1)	These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2004 unless otherwise noted. Current or future expenses may be greater or less than those shown. In addition, certain underlying mutual fund portfolios may impose a redemption fee of up to 2% of the amount of portfolio shares redeemed. We may be required to implement a mutual fund portfolio’s redemption fee. If so, any applicable redemption fee will be deducted from your policy value. See the underlying mutual funds’ prospectus for more complete information.
(2)	With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at any time. After the waivers or reimbursements, the 2004 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)
AIM V.I. Capital Development Fund—Series I Shares	0.74%	None	0.35%	1.09%
MFS® Value Series	0.75%	None	0.15%	0.90%
Scudder Mid Cap Growth Portfolio—Class A	0.68%	None	0.27%	0.95%
Franklin Large Cap Value Securities Fund—Class 2	0.37%	0.25%	0.28%	0.90%
Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	0.53%	0.25%	0.22%	1.00%
Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	0.39%	0.25%	0.26%	0.90%

(3)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Funds’ day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4)	Effective January 1, 2005 through June 30, 2006 the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
(5)	Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series’ expenses. “Other Expenses” do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, “Net Expenses” would be lower.
(6)	MFS has contractually agreed, subject to reimbursement, to bear the series’ expenses such that “Other Expenses” (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15%. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this agreement.
(7)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Large Cap Value Portfolio to 0.80%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(8)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Mid Cap Growth Portfolio to 0.95%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(9)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman High Return Equity Portfolio to 0.87%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(10)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman Small Cap Value Portfolio to 0.84%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(11)	The manager and administrator have agreed in advance to waive or limit their respective fees and to, if needed, assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events), so that total Fund annual operating expenses do not exceed 0.90%, which is an estimate of first year expenses since the Fund’s inception was May 2005. After May 1, 2006, the manager and administrator may end this arrangement at any time.
(12)	While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% of the Fund’s average net assets per year, the Fund’s Board of Trustees (Board) has set the current rate at 0.25% per year through May 1, 2006.
(13)	The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.
(14)	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Asset Allocation Fund is as follows: 0.55% from $0 to $499 million; 0.50% for assets from $500 million to $999 million; 0.45% for assets from $1 billion to $2.99 billion; 0.425% for assets from $3 billion to $4.99 billion; and 0.40% for assets $5 billion and higher.
(15)	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
(16)	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Total Return Bond Fund is as follows: 0.45% for assets from $0 to $499 million; 0.40% for assets from $500 million to $999 million; 0.35% for assets from $1 billion to $2.99 billion; 0.325% for assets from $3 billion to $4.99 billion; and 0.30% for assets $5 billion and higher.

The section of the above Prospectus entitled “The Portfolios” on page 34 is amended to add the following portfolio objectives:

The Portfolios

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
AIM V.I. Capital Development Fund – Series I Shares	AIM Advisors Inc. (Investment Advisor)	Seeks long-term growth of capital by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

MFS® Value Series	MFS Investment Management (Investment Advisor)	Seeks capital appreciation and reasonable income by investing, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which the adviser believes are undervalued in the market relative to their long-term potential. While the series may invest in companies of any size, it generally focuses on undervalued companies with large market capitalizations. The series may invest in foreign securities through which it may have exposure to foreign currencies.

Scudder High Income Portfolio	Deutsche Investment Management Americas, Inc. (Investment Advisor)	Seeks to provide a high level of current income. Under normal circumstances, this portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds. The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.

Scudder Large Cap Value Portfolio	Deutsche Investment Management Americas, Inc. (Investment Advisor)	Seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector. The portfolio may invest up to 20% of total assets in foreign securities.

Scudder Mid Cap Growth Portfolio	Deutsche Investment Management Americas, Inc. (Investment Advisor)	Seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets in companies with market capitalizations within the market capitalization range of the Russell Mid-Cap Growth Index, or securities with equity characteristics that provide exposure to those companies.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
SVS Dreman High Return Equity Portfolio	Deutsche Investment Management Americas, Inc. (Investment Advisor)	Seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector. The portfolio may invest up to 20% of net assets in U.S. dollar-denominated American Depository Receipts and in securities of foreign companies traded principally in securities markets outside the U.S.

SVS Dreman Small Cap Value Portfolio	Deutsche Investment Management Americas, Inc. (Investment Advisor)	Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index. While the portfolio invests mainly in U.S. stocks, it could invest up to 20% of net assets in foreign securities.

Franklin Large Cap Value Securities Fund – Class 2	Franklin Advisory Services, LLC (Investment Advisor)	Seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments of large capitalization companies. The Fund focuses on investments in equity securities believed to be undervalued and to have the potential for capital appreciation. The Fund may also invest up to 15% of its total assets in foreign securities.

Wells Fargo Advantage Asset Allocation Fund – (Variable Trust)	Wells Fargo Funds Management, LLC (Investment Advisor)	Seeks long-term total return, consistent with reasonable risk. It invests primarily in equity and fixed-income securities with an emphasis on equity securities. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Treasury Index. The Fund’s “neutral” target allocation is 60% equity securities and 40% fixed income securities.

Wells Fargo Advantage Total Return Bond Fund – (Variable Trust)	Wells Fargo Funds Management, LLC (Investment Advisor)	Seeks total return consisting of income and capital appreciation by investing in a broad range of investment-grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities, and money-market instruments. From time to time, the Fund may also invest in unrated bonds that we believe are comparable to investment-grade debt securities.

The section of the above Prospectus entitled “Adjusted Historical Policy Performance Data” on page 63 is amended to add the following historical performance data:

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $235,000	Annual Premium $2,500

AIM V.I. Capital Development Fund - Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/99	29.10%	$235,000	$235,000	$2,418	$2,087	$952	$621
12/31/00	9.25%	235,000	235,000	4,618	4,207	3,014	2,604
12/31/01	-8.08%	235,000	235,000	5,829	5,408	3,197	2,776
12/31/02	-21.36%	235,000	235,000	5,870	5,499	3,238	2,867
12/31/03	35.36%	235,000	235,000	10,342	9,784	7,710	7,152
12/31/04	15.50%	235,000	235,000	13,882	13,188	11,250	10,556

MFS® Value Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/03	24.96%	$235,000	$235,000	$2,333	$2,007	$867	$541
12/31/04	15.18%	235,000	235,000	4,785	4,360	3,181	2,756

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $235,000	Annual Premium $2,500

Scudder High Income Portfolio - Class A

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/95	17.40%	$235,000	$235,000	$2,177	$1,863	$711	$397
12/31/96	14.06%	235,000	235,000	4,559	4,150	2,955	2,547
12/31/97	11.61%	235,000	235,000	7,074	6,569	4,442	3,937
12/31/98	1.45%	235,000	235,000	8,914	8,356	6,282	5,724
12/31/99	2.15%	235,000	235,000	10,815	10,199	8,183	7,567
12/31/00	-8.68%	235,000	235,000	11,326	10,721	8,694	8,089
12/31/01	2.63%	235,000	235,000	13,257	12,590	10,625	9,958
12/31/02	-0.30%	235,000	235,000	14,791	14,080	12,159	11,448
12/31/03	24.62%	235,000	235,000	20,517	19,579	17,885	16,947
12/31/04	12.42%	235,000	235,000	24,826	23,724	22,633	21,531

Scudder Large Cap Value Portfolio - Class A

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/97	30.38%	$235,000	$235,000	$2,445	$2,112	$979	$646
12/31/98	19.26%	235,000	235,000	5,097	4,648	3,493	3,045
12/31/99	-10.21%	235,000	235,000	6,115	5,670	3,483	3,038
12/31/00	16.13%	235,000	235,000	9,142	8,575	6,510	5,943
12/31/01	1.87%	235,000	235,000	11,016	10,392	8,384	7,760
12/31/02	-14.98%	235,000	235,000	10,690	10,119	8,058	7,487
12/31/03	32.60%	235,000	235,000	16,408	15,596	13,776	12,964
12/31/04	10.07%	235,000	235,000	19,829	18,887	17,197	16,255

Scudder Mid Cap Growth Portfolio - Class A

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/00	-4.96%	$235,000	$235,000	$1,717	$1,438	$251	$0
12/31/01	-21.76%	235,000	235,000	2,692	2,433	1,089	829
12/31/02	-30.66%	235,000	235,000	3,009	2,791	377	159
12/31/03	33.99%	235,000	235,000	6,452	6,104	3,820	3,472
12/31/04	4.02%	235,000	235,000	8,472	8,062	5,840	5,430

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $235,000	Annual Premium $2,500

SVS Dreman High Return Equity Portfolio - Class A

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/99	-11.16%	$235,000	$235,000	$1,591	$1,321	$125	$0
12/31/00	30.52%	235,000	235,000	4,494	4,088	2,891	2,484
12/31/01	1.69%	235,000	235,000	6,354	5,894	3,722	3,262
12/31/02	-18.03%	235,000	235,000	6,557	6,140	3,925	3,508
12/31/03	32.04%	235,000	235,000	10,985	10,379	8,353	7,747
12/31/04	13.95%	235,000	235,000	14,419	13,680	11,787	11,048

SVS Dreman Small Cap Value Portfolio - Class A

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/97	21.73%	$235,000	$235,000	$2,266	$1,945	$800	$479
12/31/98	-11.25%	235,000	235,000	3,569	3,242	1,966	1,638
12/31/99	2.80%	235,000	235,000	5,481	5,097	2,849	2,465
12/31/00	4.05%	235,000	235,000	7,502	7,055	4,870	4,423
12/31/01	17.63%	235,000	235,000	10,854	10,278	8,222	7,646
12/31/02	-11.43%	235,000	235,000	11,008	10,456	8,376	7,824
12/31/03	42.15%	235,000	235,000	18,073	17,230	15,441	14,598
12/31/04	26.03%	235,000	235,000	24,863	23,750	22,231	21,118

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $235,000	Annual Premium $2,500

Wells Fargo Advantage Asset Allocation Fund (Variable Trust)

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/95	28.95%	$235,000	$235,000	$2,415	$2,084	$949	$618
12/31/96	11.46%	235,000	235,000	4,713	4,295	3,109	2,691
12/31/97	20.88%	235,000	235,000	7,872	7,315	5,240	4,683
12/31/98	25.26%	235,000	235,000	12,078	11,329	9,446	8,697
12/31/99	9.33%	235,000	235,000	15,043	14,177	12,411	11,545
12/31/00	1.02%	235,000	235,000	16,818	15,899	14,186	13,267
12/31/01	-6.96%	235,000	235,000	17,062	16,165	14,430	13,533
12/31/02	-12.85%	235,000	235,000	16,172	15,350	13,540	12,718
12/31/03	22.09%	235,000	235,000	21,771	20,716	19,139	18,084
12/31/04	9.34%	235,000	235,000	25,497	24,296	23,304	22,104

Wells Fargo Advantage Total Return Bond Fund (Variable Trust)

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/00	10.22%	$235,000	$235,000	$2,029	$1,726	$563	$260
12/31/01	7.41%	235,000	235,000	4,119	3,745	2,516	2,142
12/31/02	7.75%	235,000	235,000	6,348	5,897	3,716	3,265
12/31/03	8.40%	235,000	235,000	8,764	8,227	6,132	5,595
12/31/04	4.39%	235,000	235,000	10,904	10,297	8,272	7,665

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

The section of the above Prospectus entitled “Adjusted Historical Subaccount Performance Data” on page 75 is amended to add the following historical performance data for each portfolio for the fiscal year ended December 31, 2004:

AVERAGE ANNUAL RETURNS USING ADJUSTED HISTORICAL DATA FOR PERIOD ENDING 12/31/2004

(EXCLUDING COST OF INSURANCE, WITHDRAWAL & OTHER CHARGES)(1)

PORTFOLIO	1 Year	3 Years	5 Years	10 Years	Since Portfolio Inception(2)	Date Portfolio Commenced Operations(2)
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund - Series I Shares	14.65%	6.33%	3.53%	—	5.20%	5/1/98
MFS® Variable Insurance Trust
MFS® Value Series	14.32%	—	—	—	6.70%	1/2/02
Scudder Variable Series II
Scudder High Income Portfolio - Class A	11.57%	10.95%	4.74%	6.52%	9.81%	4/6/82
Scudder Large Cap Value Portfolio - Class A	9.25%	6.65%	7.17%	—	9.83%	5/1/96
Scudder Mid Cap Growth Portfolio - Class A	3.13%	-1.87%	-7.10%	—	-0.66%	5/3/99
SVS Dreman High Return Equity Portfolio - Class A	13.10%	6.44%	9.53%	—	5.44%	5/4/98
SVS Dreman Small Cap Value Portfolio - Class A	25.08%	15.77%	13.35%	—	8.69%	5/1/96
Wells Fargo Variable Trust
Wells Fargo Advantage Asset Allocation Fund (Variable Funds)	8.52%	4.39%	1.04%	9.22%	8.64%	4/15/94
Wells Fargo Advantage Total Return Bond Fund (Variable Funds)	3.62%	6.04%	6.82%	—	6.36%	9/17/99

Footnotes

Investment return and principle value of each subaccount in the Titanium Investor Variable Universal Life Insurance Policy will fluctuate, so that the units in each Subaccount of the Titanium Universal Life Variable Account, when redeemed, may be worth more or less than their original cost. The Policies involve certain risks, including possible loss of a principal. Data provided for any past period is not an indication or representation of future yields or rates of return.

(1)	The Titanium Universal Life Variable Account’s average annual compounded total return figures using adjusted historical data are calculated as of the end of the periods shown, and assume that the Variable Account had been in existence and a Policy had been in force during the periods shown and not surrendered. Returns assume that all capital gains and dividends are reinvested. This chart represents past performance over the periods shown, after deduction of underlying fund expenses, and deduction of variable account mortality and expense risk charges (deducted daily at an annual rate of 0.75%). The returns do not reflect deductions for monthly cost of insurance charges, monthly administrative expense charges, percentage of premium expense charges, rider charges, policyholder transaction charges or surrender charges. The impact of these deductions depend on the age and rate class of the insured, the size and type of death benefit selected, the amount of premium paid, and other factors. IF THE RETURNS HAD REFLECTED THE EFFECT OF SUCH CHARGES, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. Please refer to the hypothetical illustrations and the Adjusted Historical Policy Performance Data to see examples of the effect on performance of the cost of insurance and other charges, based on various assumptions regarding the factors noted above. See the Hypothetical Illustrations, which reflect the deduction of all charges applicable to an actual policy. Please obtain a personalized illustration from your representative or our office showing the impact of the additional charges on your policy’s performance.

The Titanium Investor Variable Universal Life Insurance Policy commenced operations on May 22, 2000. The adjusted historical performance data shown is calculated from the inception date of the underlying funds, not from the commencement date of the policy. Returns were derived by reducing the portfolio’s actual performance during the periods shown by the variable account mortality and expense risk charges discussed above that would have been imposed had the portfolios been in the Titanium Investor Variable Universal Life Insurance Policy during the period.

Performance numbers are based on values provided by fund companies and assumed to be accurate. United Investors Life cannot, however, guarantee their accuracy.

(2)	Total return for the period the portfolio has been available is shown in the Since Inception column. The Inception Date, the date the portfolio commenced operations, is also shown.

PART C

OTHER INFORMATION

Item 26. Exhibits

(a)	Board of Directors Resolutions. Resolution of the Board of Directors of United Investors Life Insurance Company establishing Titanium Universal Life Variable Account \1\

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)	United Securities Alliance, Inc. Agreements:

(a)	Distribution Agreement; \2\
(b)	Selling Group Agreement \3\
(c)	Amendment to Distribution Agreement \14\

(d)	Contracts. Specimen Flexible Premium Variable Life Insurance Policy, Form TL99 (including Riders) \3\

(e)	Applications. Application form \3\

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Articles of Incorporation of United Investors Life Insurance Company.\4\

(2)	By-laws of United Investors Life Insurance Company \4\

(g)	Reinsurance Contracts.

(h)	Participation Agreements.

Forms of Participation Agreements with:

(1)	AIM Variable Insurance Funds, Inc. \5\
(a)	Amendment to Participation Agreement for AIM Variable Insurance Funds \10\
(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds \12\
(c)	Amendment to Participation Agreement for AIM Variable Insurance Funds *

(2)	The Alger American Fund \5\

(3)	Scudder Investments VIT Funds \5\
(a)	Amendment to Participation Agreement for Scudder Investments VIT Funds. \12\
(b)	Amendment to Participation Agreement for Scudder Investments VIT Funds \14\

(4)	Dreyfus Variable Investment Fund \5\

(5)	Evergreen Variable Annuity Trust \5\
(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust. \12\
(b)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust. *

(6)	INVESCO Variable Investment Funds, Inc. \3\
(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \6\
(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \8\

(7)	MFS Variable Insurance Trust \7\
(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \6\
(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \12\
(c)	Amendment to Participation Agreement for MFS Variable Insurance Trust. *

(8)	Strong Variable Insurance Funds, Inc. \5\

(9)	Franklin Templeton Variable Insurance Products Trust (Formerly Templeton Variable Product Series Fund) \5\
(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \8\
(b)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \13\
(c)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust \14\
(d)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. *

(10)	Scudder Variable Series II *
(a)	Administrative Services Agreement *

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and consent of John H. Livingston, Esq. as to the legality of the securities being registered.*

(l)	Actuarial Opinion. Opinion and Consent of W. Thomas Aycock \14\

(m)	Calculation. \14\

(n)	Other Opinions.

(1)	Consent of Sutherland Asbill & Brennan LLP*

(2)	Consent of Independent Registered Public Accounting Firm*

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. Description of issuance, transfer and redemption procedures. \13\

*	Filed herewith.
\1\	Incorporated herein by reference to the Exhibit filed with the Initial Filing of the Form S-6 Registration Statement (File No. 333-89875) on October 28, 1999.
\2\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 27, 2000.
\3\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.
\4\

Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-11465), filed on behalf of United Investors Life Variable Account on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

\5\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.
\6\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.
\7\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.
\8\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.
\9\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 29, 2002.
\10\	Incorporated herein by reference to the Exhibit filed with Post-effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 30, 2003.
\11\	Incorporated herein by reference to the Exhibit filed with Post-effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2003.
\12\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-89875) on behalf of the Titanium Universal Life Variable Account on December 5, 2003.
\13\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2004.
\14\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on May 2, 2005.

Item 27. Directors and Officers of the Depositor

United Investors Life Insurance Company (“United Investors”) is managed by a board of directors. The following table sets forth the name and position of each of the directors and senior officers.

Name and Principal Business Address*	Position and Offices with Depositor
Elizabeth Ann Allen***	Vice President, Claims Administration and Policy Service
Danny H. Almond	Assistant Treasurer
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
Gary L. Coleman**	Director
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
Larry M. Hutchison**	Director
Michael J. Klyce	Director, Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President
Carol A. McCoy	Director and Assistant Secretary
Anthony L. McWhorter	Director, President and Chief Executive Officer
Russell B. Tucker**	Vice President

*	Unless otherwise noted, the principal business address of each person is: United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35233.
**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.
***	Principal business address: Globe Life And Accident Insurance Company, 204 N. Robinson, Oklahoma City, OK 73102.

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, United Investors, is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Name	Parent Co. Code	Jurisdiction
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Globe Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
Torch Royalty Company	B	Delaware
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B*	Missouri

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A	Globe Life And Accident Insurance Co.
B	Liberty National Life Insurance Co.
C	Torchmark Corporation
D	United American Insurance Co.
E	American Income Life Insurance Company
F	United Investors Life Insurance Company

Item 29. Indemnification

Article XII of United Investors’ By-Laws of provides as follows:

ARTICLE XII

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)	Other Activity. United Securities Alliance, Inc. (“United Securities”) is the principal underwriter of the policies as defined in the Investment Company Act of 1940 (the “1940 Act”). It is also the principal underwriter for Titanium Annuity Variable Account.

(b)	Management. The following table provides certain information with respect to the officers and directors of United Securities:

Name and Principal Business Address*	Positions and Offices with United Securities
Joe Padilla	President and Director
Jon Pearn	Vice President, Chief Compliance Officer and Director
Shawna Meyer	Vice President, Chief Financial Officer and Director

*	The principal business address for the officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)	Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year ended December 31, 2004:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
United Securities Alliance, Inc.	$3,384,264.59	None	N/A	None

Item 31. Location of Accounts and Records

All of the accounts, books, records or other documents maintained by Section 31(a) of the 1940 Act and rules under it are maintained by United Investors at 2001 Third Avenue South, Birmingham, Alabama 35233.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

United Investors hereby represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama, on the 30th day of November, 2005.

TITANIUM UNIVERSAL LIFE
VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE
INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ Anthony L. McWhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	November 30, 2005

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	November 30, 2005

/s/ Tony G. Brill TONY G. BRILL	Director and Executive Vice President, Administration	November 30, 2005

/s/ Gary L. Coleman GARY L. COLEMAN	Director	December 2, 2005

/s/ Larry M. Hutchison LARRY M. HUTCHISON	Director	December 2, 2005

/s/ Michael J. Klyce MICHAEL J. KLYCE	Director, Vice President and Treasurer	November 30, 2005

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	November 30, 2005

/s/ Carol A. McCoy CAROL A. MCCOY	Director and Assistant Secretary	November 30, 2005

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President, Administration	November 30, 2005

/s/ Danny H. Almond DANNY H. ALMOND	Assistant Treasurer	November 30, 2005

EXHIBIT INDEX

Exhibit No.	Name of Exhibit
26(h)(1)(c)	Amendment to Participation Agreement for AIM Variable Insurance Funds.

26(h)(5)(b)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust.

26(h)(7)(c)	Amendment to Participation Agreement for MFS® Variable Insurance Trust.

26(h)(9)(d)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust.

26(h)(10)	Participation Agreement for Scudder Variable Series II

26(h)(10)(a)	Administrative Services Agreement for Scudder Variable Series II

26(k)	Opinion and consent of John H. Livingston, Esquire as to the legality of the securities being registered.

26(n)(l)	Consent of Sutherland, Asbill & Brennan LLP.

26(n)(2)	Consent of Independent Registered Public Accounting Firm.